Impairment of non-current assets	9 Months Ended
Sep. 30, 2022
Impairment of non-current assets
Impairment of non-current assets

18.Impairment of non-current assets

According to the behavior of the key market assumptions, as of September 30, 2022, no factors or circumstances were identified that indicate that the book value of its assets may be above its recoverable value, considering the market conditions, the international prices and indicators of crude oil and products, and the geopolitical context, particularly, produced by the conflict between Russia and Ukraine (See note 2.4).

As of September 30, 2022, no indicators of impairment exist for non-current assets, especially considering the higher prices of crude oil and products during the nine-month period of 2022. The most significant movements in 2022 are presented mainly by the impairment recognized in office-type containers of $5,540 in Refinería de Cartagena S.A.S. and a recovery of $24 in Invercolsa. In 2021, the movement corresponds to the recovery related to materials for $4,320 in Refinería de Cartagena S.A.S. and Cenit, and an impairment recognition in Ocensa and ISA for $2,557.